CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 15,492	$ 222,775	$ 552,849
Restricted cash		0	20,014
Accounts receivable, net of allowances	203,998	269,237	233,846
Inventories	1,021,295	1,069,013	1,104,056
Prepaid income taxes	8,181	4,739	1,442
Prepaid expenses and other current assets	269,828	143,591	296,756
Total current assets	1,518,794	1,709,355	2,208,963
PROPERTY AND EQUIPMENT, NET	72,006	89,171	192,777
OTHER ASSETS
Deposits	6,472	6,472	6,472
Intangible assets, net	121,604	133,762	182,394
TOTAL ASSETS	1,718,876	1,938,760	2,590,606
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,129,515	890,676	234,568
Accrued employee compensation	224,766	180,437	172,251
Accrued professional fees and other	270,792	247,738	337,698
Deferred revenue	37,358	36,669	27,153
Promissory note	150,000	150,000	0
Convertible debt, net of unamortized discount	56,139	394,912	0
Warrant derivative liabilities	478,565	436,553	0
Total current liabilities	2,347,135	2,336,985	771,670
LONG TERM LIABILITIES
Deferred revenue	7,579	10,111	9,427
TOTAL LIABILITIES	2,354,714	2,347,096	781,097
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock value	84,999	67,240	27,118
Warrants to acquire preferred stock and common stock	2,510,504	2,203,101	1,248,909
Additional paid-in capital	14,358,536	13,823,875	12,095,237
Accumulated deficit	(17,590,761)	(16,503,440)	(11,565,263)
Total stockholders' equity (deficit)	(635,838)	(408,336)	1,809,509
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	1,718,876	1,938,760	2,590,606
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock		0	2,621
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock		0	887
Series C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock	881	881	0
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock	$ 3	$ 7	$ 0